INCOME TAXES - Summary of Reconciliation between Statutory and Effective Tax Rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
Income before income tax expense	$ 1,568	$ 1,346
Income tax expense at statutory rate of 26.5% (2024 - 26.5%)	416	357
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(106)	(83)
Overheads capitalized for accounting but deducted for tax purposes	(54)	(51)
Interest capitalized for accounting but deducted for tax purposes	(29)	(23)
Pension and post-retirement benefit contributions in excess of pension expense	(5)	(10)
Non-refundable tax credit	(5)	(3)
Environmental expenditures	(1)	(3)
Other	1	(1)
Net temporary differences attributable to regulated business	(199)	(174)
Net permanent differences	2	(2)
Total income tax expense	$ 219	$ 181
Percent
Statutory income tax rate	26.50%	26.50%
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(6.80%)	(6.20%)
Overheads capitalized for accounting but deducted for tax purposes	(3.40%)	(3.80%)
Interest capitalized for accounting but deducted for tax purposes	(1.80%)	(1.70%)
Pension and post-retirement benefit contributions in excess of pension expense	(0.30%)	(0.70%)
Non-refundable tax credit	(0.30%)	(0.20%)
Environmental expenditures	(0.10%)	(0.20%)
Other	0.10%	(0.10%)
Net temporary differences attributable to regulated business	(12.70%)	(12.90%)
Net permanent differences	0.10%	(0.10%)
Total income tax expense	14.00%	13.40%